As filed with the Securities and Exchange             Registration No. 33-34370*
Commission on September 22, 1999                      Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 39 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

     [ X ]   immediately upon filing pursuant to paragraph (b) of Rule 485

     [   ]   on _______________________ pursuant to paragraph (b) of Rule 485


*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


                                                                     LOCATION - PROSPECTUS DATED MAY 3, 1999,
                                                                       AND AS AMENDED BY SUPPLEMENTS DATED
 FORM N-4                                                             JUNE 1, 1999, SEPTEMBER 1, 1999, AND
 ITEM NO.                  PART A (PROSPECTUS)                                 SEPTEMBER 22, 1999

     1       Cover Page.........................................  Cover Page

     2       Definitions........................................  Not Applicable

     3       Synopsis...........................................  Contract Overview; Fee Table, as amended

     4       Condensed Financial Information....................  Condensed Financial Information; Appendix IV -
                                                                  Condensed Financial Information

     5       General Description of Registrant, Depositor, and
             Portfolio Companies................................  Other Topics - The Company; Variable Annuity Account B;
                                                                  Appendix III - Description of Underlying Funds, as amended

     6       Deductions and Expenses............................  Fees, as amended

     7       General Description of Variable Annuity Contracts..  Contract Overview; Other Topics

     8       Annuity Period.....................................  The Income Phase

     9       Death Benefit......................................  Death Benefit

    10       Purchases and Contract Value.......................  Purchase and Rights; Your Account Value

    11       Redemptions........................................  Right to Cancel; Withdrawals, as amended; Systematic Distribution
                                                                  Options

    12       Taxes..............................................  Taxation

    13       Legal Proceedings..................................  Other Topics - Legal Matters and Proceedings

    14       Table of Contents of the Statement of Additional
             Information........................................  Contents of the Statement of Additional Information


 FORM N-4                    PART B (STATEMENT OF                    LOCATION - STATEMENT OF
 ITEM NO.                   ADDITIONAL INFORMATION)                   ADDITIONAL INFORMATION
    15       Cover Page.........................................  Cover page

    16       Table of Contents..................................  Table of Contents

    17       General Information and History....................  General Information and History

    18       Services...........................................  General Information and History; Independent
                                                                  Auditors

    19       Purchase of Securities Being Offered...............  Offering and Purchase of Contracts

    20       Underwriters.......................................  Offering and Purchase of Contracts

    21       Calculation of Performance Data....................  Performance Data; Average Annual Total Return
                                                                  Quotations

    22       Annuity Payments...................................  Income Phase Payments

    23       Financial Statements...............................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 39 by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on August 24, 1999 and declared effective on September 1, 1999, Post-Effective Amendment No. 37 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999 and declared effective on May 3, 1999, and by reference to Prospectus Supplement dated June 1, 1999 as filed under Rule 497(c) on June 1, 1999 (File No. 33-34370).

A Supplement to the Prospectus dated September 22, 1999 is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

                       Supplement Dated September 22, 1999
                            to May 3, 1999 Prospectus

The information in this supplement amends certain information contained in the prospectus dated May 3, 1999. You should read this supplement along with the prospectus.

1. The following information replaces the "Maximum Fees Deducted from Investments in the Separate Account" section, and related footnotes, on pages 6 and 7 of the prospectus:

    Maximum Fees Deducted from Investments in the Separate Account (Daily deductions equal to the given percentage on an annual basis.)

    CONTRACTS ISSUED OUTSIDE OF NEW YORK

     o   Contracts other than Roth IRA Contracts Issued before May 1, 1998
         Mortality and Expense Risk Charge ....................................................    1.25%
         Administrative Expense Charge ........................................................    0.15%(4)
                                                                                                  ------
         Total Separate Account Annual Expenses ...............................................    1.40%
                                                                                                  ======
     o   Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts
         Mortality and Expense Risk Charge ....................................................    1.10%(5)
         Administrative Expense Charge ........................................................    0.15%(4)
                                                                                                  ------
         Total Separate Account Annual Expenses ...............................................    1.25%
                                                                                                  ======
    CONTRACTS ISSUED IN NEW YORK

     o   All Contracts
         Mortality and Expense Risk Charge ....................................................    1.25%(5)
         Administrative Expense Charge ........................................................    0.15%(4)
                                                                                                  ------
         Total Separate Account Annual Expenses ...............................................    1.40%
                                                                                                  ======

     (4) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "Income Phase -- Charges Deducted."
     (5) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees -- Mortality and Expense Risk Charge."

2. The following information replaces the final paragraph of the "Payment Amounts" section on page 17 of the prospectus:

    Any additional payments must be at least $50 (we may change this amount from time to time). A payment of more than $1,000,000 will be allowed only with our consent.

X.34370-99                                                        September 1999

3. The following information replaces the "Free Withdrawals" section on page 20 of the prospectus:

    Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

    > Your account value as of the last valuation day of the preceding calendar year or the date of your first payment, whichever is later (if approved in your state), or
    > Your account value on the next valuation day after we receive your withdrawal request.

    The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

4. The following information replaces the "Mortality and Expense Risk Charge - Maximum Amount" section on page 22 of the prospectus:

    Maximum Amount. This charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

    Contracts Issued Outside of New York

    o  Contracts other than Roth IRAs Issued before May 1, 1998 1.25%
    o  Contracts Issued on or after May 1, 1998, and all Roth IRA
       Contracts 1.10%

       Contracts Issued in New York

    o  All Contracts 1.25%

5. The following replaces the final paragraph of the "Mortality and Expense Risk Charge - Purpose" section on page 22 of the prospectus:

    If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

6. The following replaces the first paragraph of the "Withdrawals" section on page 26 of the prospectus:

    You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first account year unless they are taken under a systematic distribution option). If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals From 403(b) Plan Accounts."


X.34370-99                                                        September 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -  Statement of Assets and Liabilities as of December 31, 1998
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
                  -  Condensed Financial Information for the year ended
                     December 31, 1998
                  -  Notes to Financial Statements
                  -  Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -  Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996
                  -  Consolidated Balance Sheets as of December 31, 1998
                     and 1997
                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
                  - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
                  -  Notes to Consolidated Financial Statements

(b)  Exhibits
       (1)        Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
       (2)        Not applicable
       (3.1)      Selling Agreement(2)
       (3.2)      Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
       (3.3)      Federated Broker Dealer Agreement (9/2/94)(4)
       (4.1)      Variable Annuity Contract (G-CDA-97(NY))(5)
       (4.2)      Variable Annuity Contract Certificate (GMCC-97(NY)) to
                  Contract G-CDA-97(NY)(5)
       (4.3)      Variable Annuity Contract (G-MP1(5/97))(6)
       (4.4)      Variable Annuity Contract Certificate (MP1CERT(5/97))(6)
       (4.5)      Variable Annuity Contract (I-MP1(5/97))(6)
       (4.6)      Variable Annuity Contract (G-MP1(5/96))(7)
       (4.7)      Variable Annuity Contract Certificate (MP1CERT(5/96))(7)
       (4.8)      Variable Annuity Contract (I-MP1(5/96))(7)

       (4.9)      Variable Annuity Contract (G-CDA-96(NY))(7)
       (4.10)     Variable Annuity Contract Certificate (GMCC-96(NY))(7)
       (4.11)     Variable Annuity Contract (G-CDA-IC(NQ))(8)
       (4.12)     Variable Annuity Certificate (GMCC-IC(NQ))(8)
       (4.13)     Variable Annuity Contract (G-CDA-IC(IR))(8)
       (4.14)     Variable Annuity Contract (I-CDA-IC(NQ/MP))(8)
       (4.15)     Variable Annuity Contract Certificate (GMCC-IC(IR))(9)
       (4.16)     Variable Annuity Contract (I-CDA-IC(IR/MP))(8)
       (4.17)     Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)),
                  (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and (GMCC-IC(NQ/NY))(10)
       (4.18)     Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.19)     Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.20)     Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.21)     Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.22)     Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and
                  Certificate GMCC-96(NY)(7)
       (4.23)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/96)(6)
       (4.24)     Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97)(5)
       (4.25)     Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97)(5)
       (4.26)     Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97)(5)
       (4.27)     Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97)(5)
       (4.28)     Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and
                  Certificate MP1CERT(5/97)(11)
       (4.29)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97)(11)
       (4.30)     Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ)(12)
       (4.31)     Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR)(12)
       (4.32)     Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP)(12)
       (4.33)     Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP)(12)
       (4.34)     Endorsement (EMPGET98) to Contract G-MP1(5/97) and Certificate
                  MP1CERT(5/97)(13)
       (4.35)     Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ)(12)
       (4.36)     Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR)(12)
       (4.37)     Endorsement EGET(99) to Contracts G-MP1(5/97), G-CDA-97(NY)
                  and I-MP1(5/97) and Certificates MP1(CERT(5/97)) and GMCC-97(NY)(14)
       (4.38)     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
                  Group Contract G-MP1(5/97)(5)

       (4.39)     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                  Individual Contract I-MP1(5/97)(5)
       (5.1)      Variable Annuity Contract Application (MPAPPNY(1/96))(5)
       (5.2)      Variable Annuity Contract Application (300-MAR-IB)(15)
       (5.3)      Variable Annuity Contract Application (710.6.13)(15)
       (6.1)      Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(16)
       (6.2)      Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(17)
       (6.3)      By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(18)
       (7)        Not applicable
       (8.1)      Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(19)
       (8.2)      Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(20)
       (8.3)      Service Agreement between Aeltus Investment Management, Inc.
                  and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(19)
       (8.4)      Amendment dated November 4, 1998 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(20)
       (8.5)      Fund Participation Agreement (Amended and Restated) between
                  Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)

       (8.6) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(21)
       (8.7) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(21)
       (8.8) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors dated July 1, 1994(22)
       (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(17)
       (8.10) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)
       (8.11) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(23)
       (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(19)
       (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(17)
       (8.14) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)
       (8.15) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(24)

       (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(19)
       (8.17) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(25)
       (8.18) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(6)
       (8.19) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(20)
       (8.20) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(26)
       (8.21) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(20)
       (8.22) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(26)
       (8.23) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
       (8.24) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(2)
       (8.25) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(19)
       (8.26) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(27)
       (8.27) Fifth Amendment to Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(28)

       (8.28)     Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(22)
       (8.29)     Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(22)
       (8.30)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(3)
       (8.31)     Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)
       (9)        Opinion and Consent of Counsel
       (10)       Consent of Independent Auditors
       (11)       Not applicable
       (12)       Not applicable
       (13)       Schedule for Computation of Performance Data(8)
       (14)       Not applicable
       (15.1)     Powers of Attorney(29)
       (15.2)     Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed on August 16, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 21, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 17, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed on September 19, 1995.
11. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 12, 1998.

12. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 27, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 14, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
15. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed on August 18, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
17. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
19. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
26. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
27. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                     Positions and Offices with Depositor
------------------                    ------------------------------------
Thomas J. McInerney                   Director and President

Shaun P. Mathews                      Director and Senior Vice President

Catherine H. Smith                    Director, Chief Financial Officer and Senior Vice
                                      President

Deborah Koltenuk                      Vice President, Corporate Controller, and Assistant
                                      Treasurer

Therese M. Squillacote                Vice President and Chief Compliance Officer

Kirk P. Wickman                       Senior Vice President, General Counsel and Corporate
                                      Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-87131 as filed on September 15, 1999.

Item 27. Number of Contract Owners

     As of August 31, 1999, there were 88,784 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

      (1)                      (2)                       (3)                    (4)                  (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption            Brokerage
Underwriter              Commissions                or Annuitization         Commissions         Compensation*
-----------              ----------------           ----------------         -----------         -------------

Aetna Life Insurance                                    $684,000                                  $42,930,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 22nd day of September, 1999.

                                           VARIABLE ANNUITY ACCOUNT B OF AETNA
                                           LIFE INSURANCE AND ANNUITY
                                           COMPANY
                                               (Registrant)

                                    By:    AETNA LIFE INSURANCE AND ANNUITY
                                           COMPANY
                                               (Depositor)

                                    By:     Thomas J. McInerney*
                                           ------------------------------------
                                            Thomas J. McInerney
                                            President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                Date
---------                              -----                                                                ----

Thomas J. McInerney*                   Director and President                                         )
-----------------------------          (principal executive officer)                                  )
Thomas J. McInerney                                                                                   )
                                                                                                      )
                                                                                                      )
Shaun P. Mathews*                      Director                                                       )   September
-----------------------------                                                                         )   22, 1999
Shaun P. Mathews                                                                                      )
                                                                                                      )
                                                                                                      )
Catherine H. Smith*                     Director and Chief Financial Officer                          )
-----------------------------                                                                         )
Catherine H. Smith                                                                                    )
                                                                                                      )
                                                                                                      )
Deborah Koltenuk*                      Vice President, Corporate Controller, and                      )
-----------------------------          Assistant Treasurer                                            )
Deborah Koltenuk                                                                                      )


By:  /s/ J. Neil McMurdie
     -----------------------------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index


Exhibit No.        Exhibit
-----------        -------
99-B.9             Opinion and Consent of Counsel
                                                                  -------------

99-B.10            Consent of Independent Auditors
                                                                  -------------